Share Incentive Plans, Performance-Based Restricted Stock Units (Details) - Performance-Based Restricted Stock Units [Member] - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Mar. 18, 2020	Jul. 19, 2019	Mar. 20, 2019	Mar. 07, 2018	Mar. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Incentive Plans [Abstract]
Period between performance period and measurement date						65 days
PRSUs outstanding at December 31, 2020 (in shares)						459,411
Compensation expense						$ 1.4	$ 1.9	$ 0.6
Unrecognized compensation expense						$ 8.6
Employees [Member]
Share Incentive Plans [Abstract]
Performance period						5 years
March 31, 2017 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Number of PRSUs granted (in shares)					94,000
PRSUs outstanding at December 31, 2020 (in shares)						79,500
Fair value as of grant date (in dollars per share)					$ 15.60
Remaining lives						1 year
March 7, 2018 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Number of PRSUs granted (in shares)				96,000
PRSUs outstanding at December 31, 2020 (in shares)						93,000
Fair value as of grant date (in dollars per share)				$ 21.21
Remaining lives						2 years
March 20, 2019 [Member]
Share Incentive Plans [Abstract]
Number of PRSUs granted (in shares)			4,901
PRSUs outstanding at December 31, 2020 (in shares)						0
Fair value as of grant date (in dollars per share)			$ 47.58
March 20, 2019 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Number of PRSUs granted (in shares)			92,500
PRSUs outstanding at December 31, 2020 (in shares)						84,550
Fair value as of grant date (in dollars per share)			$ 47.58
Remaining lives						3 years
July 19, 2019 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Number of PRSUs granted (in shares)		88,582
PRSUs outstanding at December 31, 2020 (in shares)						21,342
Fair value as of grant date (in dollars per share)		$ 52.15
Remaining lives						2 years
March 18, 2020 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Number of PRSUs granted (in shares)	94,000
PRSUs outstanding at December 31, 2020 (in shares)						92,850
Fair value as of grant date (in dollars per share)	$ 14.85
Remaining lives						4 years
December 28, 2020 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Number of PRSUs granted (in shares)	88,169
PRSUs outstanding at December 31, 2020 (in shares)						88,169
Fair value as of grant date (in dollars per share)	$ 46.42
Remaining lives						3 years